Summary of significant accounting policies, estimates and judgments - Additional Information (Detail) - CAD ($) $ in Millions	Mar. 05, 2021	Nov. 01, 2020
Disclosure of property, plant and equipment and intangibles [line items]
Non derivative financial assets		$ 86,965
Non derivative financial liabilities		8,818
Derivative Notional loans		$ 7,368,480
Usd Libor [Member]
Disclosure of property, plant and equipment and intangibles [line items]
Non derivative financial assets	$ 57,432
Non derivative financial liabilities	941
Derivative Notional loans	3,368,307
Undrawn Balances	$ 82,054